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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/05

Date of Reporting Period: 7/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

SERIES C
SCHEDULE OF INVESTMENTS

Fixed Income SHares — Series C Schedule of Investments — July 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—34.2%
Fannie Mae—33.8%
$13	3.872%, 8/25/18, CMO, FRN (g)	Aaa/AAA	$12,484
1	4.00%, 2/25/09 (g)	Aaa/AAA	561
20	4.999%, 4/1/17, FRN (g)	Aaa/AAA	20,034
17	5.50%, 10/1/32, CMO (g)	Aaa/AAA	17,304
962	5.50%, 3/1/33 (g)	Aaa/AAA	968,295
75	5.50%, 5/1/33 (g)	Aaa/AAA	75,846
1,072	5.50%, 6/1/33 (g)	Aaa/AAA	1,078,634
1,771	5.50%, 8/1/33 (g)	Aaa/AAA	1,782,074
341	5.50%, 9/1/33 (g)	Aaa/AAA	342,851
18	5.50%, 2/1/34 (g)	Aaa/AAA	18,549
76	5.50%, 3/1/34 (g)	Aaa/AAA	76,042
107	5.50%, 5/1/34 (g)	Aaa/AAA	107,575
270	5.50%, 6/1/34 (g)	Aaa/AAA	271,983
2,906	5.50%, 9/1/34 (g)	Aaa/AAA	2,922,686
874	5.50%, 10/1/34 (g)	Aaa/AAA	879,269
978	5.50%, 11/1/34 (g)	Aaa/AAA	983,433
79	5.50%, 1/1/35 (g)	Aaa/AAA	78,973
163	5.50%, 2/1/35 (g)	Aaa/AAA	164,370
935	5.50%, 3/1/35 (g)	Aaa/AAA	940,628
106	5.50%, 5/1/35 (g)	Aaa/AAA	107,082
40,282	5.50%, 6/1/35 (g)	Aaa/AAA	40,515,754
13,238	5.50%, 7/1/35 (g)	Aaa/AAA	13,314,707
189,000	5.50%, 8/1/35 (c)	Aaa/AAA	190,003,968
27	5.581%, 2/1/18, FRN (g)	Aaa/AAA	27,106
40,000	6.00%, 8/1/35 (c)	Aaa/AAA	40,875,000
70	7.50%, 5/1/32 (g)	Aaa/AAA	74,694
19	7.50%, 6/1/32 (g)	Aaa/AAA	20,542
123	7.50%, 7/1/32 (g)	Aaa/AAA	130,978
			295,811,422
Freddie Mac (g)—0.0%
15	3.625%, 12/1/18 FRN	Aaa/AAA	15,210
61	4.25%, 6/1/30 FRN	Aaa/AAA	61,246
			76,456
Government National Mortgage Association (g)—0.2%
44	4.375%, 1/20/22, FRN	Aaa/AAA	44,881
86	5.50%, 12/15/32	Aaa/AAA	87,024
69	5.50%, 1/15/33	Aaa/AAA	69,733
632	5.50%, 7/15/33	Aaa/AAA	640,434
156	5.50%, 9/15/33	Aaa/AAA	157,657
30	5.50%, 10/15/33	Aaa/AAA	30,851
114	5.50%, 11/15/33	Aaa/AAA	115,368
623	5.50%, 12/15/33	Aaa/AAA	630,987
91	5.50%, 1/15/34	Aaa/AAA	92,272
44	7.50%, 1/15/31	Aaa/AAA	46,748
59	7.50%, 8/15/31	Aaa/AAA	63,386
			1,979,341

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
Other Government Agencies—0.2%
$1,895	Small Business Administration, 4.504%, 2/10/14 (g)	NR/NR	$1,880,919
	Total U.S. Government Agency Securities (cost—$300,508,203)		299,748,138
CORPORATE BONDS & NOTES—33.1%
Airlines—1.5%
	Continental Airlines, Inc., pass thru certificates, (g)
500	6.32%, 11/1/08, Ser. 98-3	Baa3/A-	505,679
2,100	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	2,077,854
900	7.918%, 5/1/10, Ser. 00-1	Baa3/BBB+	923,368
	Delta Air Lines, Inc., pass thru certificates, (g)
513	7.379%, 5/18/10, Ser. 00-1	Ba1/BB	483,817
3,100	7.57%, 11/18/10, Ser. 00-1	Ba1/BB	2,884,775
1,500	JetBlue Airways Corp., pass thru certificates,
	6.368%, 5/15/10, Ser. 04-2, FRN (g)	Ba1/BB+	1,511,092
2,000	Northwest Airlines, Inc., pass thru certificates,
	6.841%, 10/1/12, Ser. 01-1 (g)	Ba2/BBB-	1,926,921
	United Air Lines, Inc., pass thru certificates,
1,759	7.186%, 4/1/11, Ser. 00-2 (g)(i)	NR/NR	1,715,135
650	7.73%, 7/1/10 (g)(i)	NR/BBB-	617,007
100	10.125%, 3/22/15, Ser. 91-B2 (a)(i)	NR/NR	39,915
			12,685,563
Automotive—0.6%
	DaimlerChrysler NA Holding Corp.,
3,000	3.859%, 9/10/07, Ser. D, FRN (g)	A3/BBB	3,007,899
200	7.30%, 1/15/12 (g)	A3/BBB	221,556
1,600	Hyundai Motor Manufacturing LLC, 5.30%, 12/19/08 (b)(g)	Baa3/BB+	1,607,747
			4,837,202
Banking—4.1%
7,000	Banque Centrale de Tunisie, 7.375%, 4/25/12 (g)	Baa2/BBB	7,936,250
5,000	BNP Paribas, 5.186%, 6/29/15, VRN (b)(e)(g)	A1/A+	4,971,840
5,000	HBOS Capital Funding LP,
	6.071%, 6/30/14, VRN (b)(e)(g)	A1/A	5,296,485
3,400	HBOS plc, 5.375%, 11/1/13, VRN (b)(e)(g)	Aa3/A	3,446,526
	HSBC Capital Funding LP, VRN (b)(e)(g)
7,300	4.61%, 6/27/13	A1/A-	7,018,935
1,000	10.176%, 6/30/30	A1/A-	1,567,383
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (a)(b)(e)	A2/A-	592,950
1,600	Royal Bank of Scotland Group plc, ADR,
	9.118%, 3/31/10 (e)(g)	A1/A	1,876,344
700	Sumitomo Mitsui Banking Corp.,	A2/BBB+	698,706
	5.625%, 10/15/15, VRN (b)(e)(g)
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (b)(g)	A1/A-	2,736,855
			36,142,274
Building/Construction—0.7%
3,300	DR Horton, Inc., 5.625%, 9/15/14 (g)	Ba1/BB+	3,318,833
	KB Home (g)
1,700	5.75%, 2/1/14	Ba1/BB+	1,699,033
1,400	6.375%, 8/15/11	Ba1/BB+	1,463,610
			6,481,476
Consumer Products—0.1%
700	Clorox Co., 3.525%, 12/14/07, FRN (b)(g)	A3/A-	701,560
Containers—0.2%
1,500	Ball Corp., 7.75%, 8/1/06 (g)	Ba2/BB	1,556,250
Energy—0.1%
629	System Energy Resources, Inc., 5.129%, 1/15/14 (b)(g)	Baa3/BBB	617,510

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
Financial Services—3.7%
$2,200	Bear Stearns Cos., Inc., 3.769%, 1/16/07, Ser. B, FRN (g)	A1/A	$2,205,025
	Citigroup, Inc. (g)
300	3.50%, 2/1/08	Aa1/AA-	293,637
5,000	6.625%, 6/15/32	Aa2/A+	5,780,345
	Goldman Sachs Group, Inc. (g)
8,700	3.778%, 6/28/10, FRN	Aa3/A+	8,721,263
2,600	3.95%, 10/7/11, FRN	Aa3/A+	2,616,721
1,600	4.125%, 1/15/08	Aa3/A+	1,588,179
1,900	5.25%, 10/15/13	Aa3/A+	1,930,487
2,400	JPMorgan Chase & Co., 6.625%, 3/15/12 (g)	A1/A	2,628,902
	Morgan Stanley (g)
2,900	4.75%, 4/1/14	A1/A	2,823,742
500	5.30%, 3/1/13	Aa3/A+	511,593
3,000	Morgan Stanley Group, Inc., 3.734%, 1/18/08, Ser. F, FRN (g)	Aa3/A+	3,003,135
			32,103,029
Financing—5.0%
	Ford Motor Credit Co. (g)
400	5.70%, 1/15/10	Baa2/BB+	377,339
350	5.80%, 1/12/09	Baa2/BB+	336,990
3,000	6.375%, 11/5/08	Baa2/BB+	2,925,807
3,000	7.375%, 2/1/11	Baa2/BB+	2,983,764
5,000	General Motors Acceptance Corp., 4.509%, 1/16/07, FRN (g)	Baa2/BB	4,947,425
	HSBC Finance Corp. (g)
400	4.125%, 11/16/09	A1/A	390,985
1,000	7.00%, 5/15/12	A1/A	1,115,403
3,100	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (b)(e)(g)	Baa1/BBB+	3,478,358
	Pemex Project Funding Master Trust (g)
2,300	7.375%, 12/15/14	Baa1/BBB	2,547,250
800	8.00%, 11/15/11	Baa1/BBB	904,400
7,950	9.25%, 3/30/18 (b)	Baa1/BBB	10,176,000
1,200	Preferred Term Securities XIII,
	3.971%, 3/24/34, FRN (a)(b)(d)	Aaa/AAA	1,183,977
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (b)(e)(g)	Aa2/AA	4,027,464
400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, VRN, UNIT (b)(e)(g)	Aa2/AA	401,174
3,800	RBS Capital Trust I, 5.512%, 9/30/14, VRN (e)(g)	A1/A	3,855,089
1,291	Simsbury CLO Ltd., 3.92%, 9/24/11, FRN (b)(d)(g)	Aaa/AAA	1,277,585
2,800	UFJ Finance Aruba AEC, 6.75%, 7/15/13, (g)	A2/A-	3,083,321
			44,012,331
Food—0.4%
2,000	Kraft Foods, Inc., 6.25%, 6/1/12 (g)	A3/BBB+	2,161,920
400	Kroger Co., 6.20%, 6/15/12 (g)	Baa2/BBB-	424,417
1,600	HJ Heinz Co., 6.189%, 12/1/05 VRN (a)(b)(e)	A3/A-	1,611,491
			4,197,828
Healthcare & Hospitals—0.6%
700	Community Health Systems, Inc., 6.50%, 12/15/12 (g)	B3/B	713,125
950	Coventry Health Care, Inc., 5.875%, 1/15/12 (g)	Ba1/BBB-	978,500
1,400	DaVita, Inc., 7.25%, 3/15/15 (b)	B3/B	1,456,000
	HCA, Inc. (g)
1,000	6.375%, 1/15/15	Ba2/BB+	1,028,524
900	6.95%, 5/1/12	Ba2/BB+	951,547
			5,127,696
Hotels/Gaming—1.3%
	Harrah's Operating Co., Inc. (g)
2,000	5.625%, 6/1/15 (b)	Baa3/BBB-	2,029,970
570	7.50%, 1/15/09	Baa3/BBB-	615,580

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
Hotels/Gaming— (continued)
$1,600	MGM Mirage, Inc., 6.625%, 7/15/15 (b)(g)	Ba2/BB	$1,628,000
1,800	Mirage Resorts, Inc., 7.25%, 10/15/06 (g)	Ba2/BB	1,858,500
	Starwood Hotels & Resorts Worldwide, Inc. (g)
3,750	7.375%, 5/1/07	Ba1/BB+	3,918,750
650	7.875%, 5/1/12	Ba1/BB+	731,250
800	Station Casinos, Inc., 6.00%, 4/1/12 (g)	Ba3/BB-	812,000
			11,594,050
Insurance—0.1%
500	Prudential Financial, Inc., 4.104%, 11/15/06 (g)	A3/A-	498,822
Metals & Mining—0.1%
1,200	Barrick Gold Finance Co., 4.875%, 11/15/14 (g)	Baa1/A	1,177,634
Multi-Media—1.9%
1,530	British Sky Broadcasting plc, 8.20%, 7/15/09 (g)	Baa2/BBB-	1,706,308
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09 (g)	Baa3/BBB-	1,912,154
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08 (g)	Baa2/BBB-	530,828
1,000	Comcast Cable Communications, 7.125%, 6/15/13 (g)	Baa2/BBB+	1,129,172
800	Comcast Corp., 5.30%, 1/15/14 (g)	Baa2/BBB+	810,904
3,000	COX Communications, Inc., 7.75%, 11/1/10 (g)	Baa3/BBB-	3,349,749
1,800	CSC Holdings, Inc., 7.25%, 7/15/08 (g)	B1/BB-	1,831,500
1,075	Historic TW, Inc., 7.48%, 1/15/08 (g)	Baa1/BBB+	1,142,493
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08 (g)	Baa2/BBB+	1,066,020
1,600	News America, Inc., 5.30%, 12/15/14 (g)	Baa3/BBB-	1,614,098
CAD800	Rogers Cable, Inc., 7.25%, 12/15/11, (b)(g)	Ba3/BB+	691,708
$250	Time Warner, Inc., 6.875%, 5/1/12 (g)	Baa1/BBB+	278,817
	Viacom, Inc. (g)
200	5.625%, 8/15/12	A3/BBB+	201,545
400	6.625%, 5/15/11	A3/BBB+	423,407
			16,688,703
Oil & Gas—5.1%
	Chesapeake Energy Corp. (g)
1,700	6.375%, 6/15/15 (b)	Ba3/BB-	1,755,250
900	7.00%, 8/15/14	Ba3/BB-	961,875
200	Devon Financing Corp., U.L.C., 6.875%, 9/30/11 (g)	Baa2/BBB	221,116
4,250	El Paso Production Holding Co., 7.75%, 6/1/13 (g)	B3/B	4,531,563
	Enterprise Products Operating LP (g)
2,675	4.625%, 10/15/09, Ser. B	Baa3/BB+	2,634,752
1,000	6.65%, 10/15/34, Ser. B	Baa3/BB+	1,082,379
1,000	Evergreen Resources, Inc., 5.875%, 3/15/12 (g)	Baa3/BBB-	1,008,312
4,000	Gazprom International SA, 7.201%, 2/1/20 (g)	NR/BBB-	4,297,380
1,586	Kern River Funding Corp., 4.893%, 4/30/18 (b)(g)	A3/A-	1,580,078
2,750	Kerr-McGee Corp., 5.875%, 9/15/06 (g)	Ba3/BB+	2,794,069
500	Kinder Morgan, Inc., 6.50%, 9/1/12 (g)	Baa2/BBB	544,027
2,500	Panhandle Eastern Pipe Line, 6.05%, 8/15/13 (g)	Baa3/BBB	2,644,932
2,385	Petrobras International Finance Co., 9.75%, 7/6/11 (g)	Baa1/NR	2,838,150
	Pioneer Natural Resources Co. (g)
1,250	5.875%, 7/15/16	Baa3/BBB-	1,271,156
2,500	6.50%, 1/15/08	Baa3/BBB-	2,589,125
25	Sonat, Inc., 7.625%, 7/15/11 (g)	Caa1/B-	25,875
400	Southern Natural Gas Co., 8.00%, 3/1/32 (g)	B1/B	462,035
3,000	Transocean, Inc., 7.50%, 4/15/31 (g)	Baa2/A-	3,832,344
7,500	Valero Energy Corp., 3.50%, 4/1/09 (g)	Baa3/BBB-	7,162,185
2,000	Williams Cos., Inc., 7.625%, 7/15/19 (g)	B1/B+	2,290,000
			44,526,603

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
Paper Products—1.5%
$3,700	Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (g)	Ba3/BB-	$3,903,500
2,000	Fort James Corp., 6.875%, 9/15/07 (g)	Ba2/BB+	2,090,000
	Georgia-Pacific Corp.
1,400	7.25%, 6/1/28	Ba3/BB+	1,512,000
1,750	7.375%, 7/15/08 (g)	Ba2/BB+	1,859,375
900	8.125%, 5/15/11 (g)	Ba3/BB+	1,014,750
600	International Paper Co., 6.75%, 9/1/11 (g)	Baa2/BBB	650,927
2,220	Weyerhaeuser Co., 6.125%, 3/15/07 (g)	Baa2/BBB	2,268,123
			13,298,675
Telecommunications—2.3%
100	British Telecommunications plc, 8.375%, 12/15/10 (g)	Baa1/A-	116,981
	Deutsche Telekom International Finance BV (g)
€1,280	8.125%, 5/29/12,	A3/A-	2,003,529
$2,500	8.50%, 6/15/10, VRN	A3/A-	2,855,845
€840	France Telecom SA, 7.00%, 3/14/08, VRN (g)	A3/A-	1,124,729
350	New Cingular Wireless Services, Inc., 7.50%, 5/1/07 (g)	Baa2/A	368,325
740	Qwest Capital Funding, Inc., 7.25%, 2/15/11 (g)	Caa2/B	719,650
750	Qwest Communications International, Inc., 7.25%, 2/15/11 (g)	B3/B	735,000
2,000	Qwest Corp., 6.671%, 6/15/13, FRN (b)(g)	Ba3/BB-	2,100,000
CAD400	Rogers Wireless Communications, Inc., 7.625%, 12/15/11, (b)(g)	Ba3/BB	354,435
$2,800	SBC Communications, Inc., 5.10%, 9/15/14 (g)	A2/A	2,820,347
5,000	Sprint Capital Corp., 6.125%, 11/15/08 (g)	Baa3/BBB-	5,206,150
900	Verizon New England, Inc., 6.50%, 9/15/11 (g)	A3/A+	966,458
600	Verizon Global Funding Corp., 4.00%, 1/15/08 (g)	A2/A+	594,280
100	Vodafone Group plc, 7.75%, 2/15/10 (g)	A2/A	112,577
			20,078,306
Tobacco—0.1%
900	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12 (g)	Ba2/BB+	927,000
Utilities—3.6%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D (g)	Baa1/BBB	1,049,337
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C (g)	A3/BBB	413,514
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12 (g)	Baa1/BBB	1,441,844
1,300	Dayton Power & Light Co., 5.625%, 10/1/13 (b)(g)	Baa2/BBB-	1,317,735
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08 (g)	Baa3/BBB+	1,455,771
3,300	Entergy Louisiana, Inc., 4.67%, 6/1/10 (g)	Baa1/A-	3,274,115
900	Entergy Mississippi, Inc., 4.35%, 4/1/08 (g)	Baa2/A-	889,988
200	Idaho Power Co., 6.60%, 3/2/11 (g)	A3/A-	218,065
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12 (g)	Baa3/BBB-	1,042,336
2,300	Monongahela Power Co., 7.36%, 1/15/10, Ser. A (g)	Ba1/B+	2,474,878
	Ohio Edison Co. (g)
1,600	4.00%, 5/1/08	Baa2/BB+	1,572,027
1,700	5.45%, 5/1/15	Baa2/BB+	1,737,370
1,600	5.647%, 6/15/09 (b)	Baa2/BB+	1,643,122
181	PNPP II Funding Corp., 8.51%, 11/30/06 (g)	Baa2/BB+	182,545
200	Progress Energy, Inc., 6.05%, 4/15/07 (g)	Baa2/BBB-	204,690
500	PSEG Power LLC, 7.75%, 4/15/11 (g)	Baa1/BBB	569,831
900	System Energy Res., Inc., 4.875%, 10/1/07 (g)	Baa3/BBB	902,241
1,000	Tampa Electric Co., 6.875%, 6/15/12 (g)	Baa2/BBB-	1,113,353
2,000	TECO Energy, Inc., 6.75%, 5/1/15 (b)	Ba2/BB	2,145,000
7,100	TXU Energy Co. LLC, 7.00%, 3/15/13 (g)	Baa2/BBB-	7,867,034
97	Waterford 3 Funding Corp., 8.09%, 1/2/17 (g)	Baa2/BBB-	105,911
			31,620,707
Waste Disposal—0.1%
500	Waste Management, Inc., 6.50%, 11/15/08 (g)	Baa3/BBB	525,200
	Total Corporate Bonds & Notes (cost—$285,393,098)		289,398,419

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
U.S. TREASURY BONDS & NOTES—26.9%
$123	U.S. Treasury Inflation Indexed Bonds, 3.375%, 1/15/07 (f)(g)		$126,035
	U.S. Treasury Notes
4,000	3.625%, 7/15/09 (g)		3,927,816
16,100	4.125%, 5/15/15 (c)		15,901,278
70,900	4.25%, 8/15/13 (c)(g)		71,010,817
12,000	6.00%, 2/15/26 (g)		14,293,128
108,100	6.25%, 8/15/23 (c)		130,382,977
	Total U.S. Treasury Bonds & Notes (cost—$236,901,440)		235,642,051
SOVEREIGN DEBT OBLIGATIONS—13.7%
Brazil—3.8%
	Republic of Brazil (g)
2,268	4.313%, 4/15/09	NR/NR	2,253,850
82	4.313%, 4/15/12, FRN	B1/BB-	80,245
8,194	4.313%, 4/15/12	NR/NR	7,984,402
5,172	8.00%, 4/15/14	B1/BB-	5,279,090
200	8.875%, 4/15/24	B1/BB-	204,000
4,000	10.50%, 7/14/14	B1/BB-	4,654,000
350	11.00%, 1/11/12	B1/BB-	413,350
10,000	11.00%, 8/17/40	B1/BB-	11,772,500
500	11.50%, 3/12/08	B1/BB-	571,500
			33,212,937
France—1.2%
€6,300	Government of France, 5.75%, 10/25/32 (g)	Aaa/AAA	10,237,399
Germany—1.3%
€7,200	Republic of Germany, 5.50%, 1/4/31 (g)	Aaa/AAA	11,281,299
Mexico—1.2%
	United Mexican States (g)
$2,000	6.375%, 1/16/13	Baa1/BBB	2,119,000
4,000	8.00%, 9/24/22, Ser. A	Baa1/BBB	4,800,000
3,300	8.30%, 8/15/31	Baa1/BBB	4,087,050
			11,006,050
Panama—0.9%
6,500	Republic of Panama, 9.625%, 2/8/11 (g)	Ba1/BB	7,816,250
Peru—0.8%
5,800	Republic of Peru, 9.125%, 2/21/12 (g)	Ba3/BB	6,870,100
Russia—4.2%
	Russian Federation (g)
31,700	5.00%, 3/31/30	Baa3/BBB-	35,226,371
1,334	10.00%, 6/26/07	Baa3/BBB-	1,465,266
			36,691,637
South Africa—0.3%
	Republic of South Africa (g)
1,500	6.50%, 6/2/14	Baa1/BBB	1,633,125
540	7.375%, 4/25/12	Baa1/BBB	609,525
465	9.125%, 5/19/09	Baa1/BBB	533,577
			2,776,227
	Total Sovereign Debt Obligations (cost—$111,814,343)		119,891,899
MORTGAGE-BACKED SECURITIES—3.2%
61	Banc of America Mortgage Securities, 5.55%, 10/20/32, FRN (g)	NR/AAA	61,435
3,000	Chase Commercial Mortgage Securities Corp., 6.275%, 2/12/16, VRN (b)(g)	Aaa/NR	3,227,156
610	CS First Boston Mortgage Securities Corp., 3.40%, 8/25/33 (b)(d)(g)	NR/NR	611,438
5	First Nationwide Trust, 8.50%, 9/25/31 (g)	NR/AAA	4,664
19,513	Greenpoint Mortgage Funding Trust, 3.69%, 6/25/45, FRN (d)(g)	Aaa/AAA	19,461,542

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
MORTGAGE-BACKED SECURITIES— (continued)
$37,358	Hilton Hotel Pool Trust, 0.880%, 10/3/15, VRN, IO (b)(g)	Aaa/AA	$1,145,855
3,065	Ocwen Residential MBS Corp., 7.00%, 10/25/40 (b)(g)	B3/NR	2,451,182
750	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10 (g)	Aaa/NR	825,442
	Total Mortgage-Backed Securities (cost—$27,600,327)		27,788,714
MUNICIPAL BONDS & NOTES—1.0%
8,555	Detroit City School District, GO
	5.00%, 5/1/33, Ser. B (FGIC) (g) (cost—$8,504,000)	Aaa/AAA	8,905,327
ASSET-BACKED SECURITIES—0.6%
1,107	FC CBO, 3.915%, 6/3/09, FRN (b)(g)	Ba2/BB	1,096,414
3,934	Isles CBO Ltd., 4.14%, 10/27/10, FRN (b)(d)(g)	Ba2/NR	3,782,598
	Keystone Owner Trust (b)(g)
722	8.35%, 12/25/24	Ba2/NR	720,601
15	9.00%, 1/25/29	Ba2/NR	15,250
	Total Asset-Backed Securities (cost—$6,248,755)		5,614,863
PREFERRED STOCK—0.6%
Shares
Financial Services—0.1%
56,000	Goldman Sachs Group, Inc., 4.51%, Ser. A, UNIT, FRN (g)	A2/A-	1,394,400
Insurance—0.5%
144,000	Metlife, Inc., 6.375%, Ser. B (g)	NR/BBB+	4,008,816
	Total Preferred Stock (cost—$5,000,000)		5,403,216
RIGHTS (h)—0.0%
250,000	United Mexican States, Ser. C, expires 6/30/06	NR/NR	6,687
250,000	United Mexican States, Ser. E, expires 6/1/07	NR/NR	6,375
	Total Rights (cost—$0)		13,062
SHORT-TERM INVESTMENTS—27.0%
Principal Amount (000)
Sovereign Debt Obligations—18.0%
Netherlands—18.0%
€130,100	Dutch Treasury Certificate, 2.02%, 8/31/05 (g) (cost $163,558,669)	NR/NR	157,762,113
Corporate Notes—5.1%
Automotive—0.2%
$2,000	DaimlerChrysler NA Holding Corp., 3.89%, 5/24/06, FRN (g)	A3/BBB	2,006,302
100	Federal Mogul Corp., 7.375%, 1/15/06 (a)(i)	NR/NR	27,500
			2,033,802
Banking—0.4%
3,900	Washington Mutual, Inc., 3.48%, 11/3/05, FRN (g)	A3/A-	3,903,417
Diversified Manufacturing—0.1%
700	Tyco International Group SA, 6.375%, 2/15/06 (g)	Baa3/BBB	707,914
Financing—1.5%
2,000	CIT Group, Inc., 3.65%, 6/19/06, FRN (g)	A2/A	2,003,442
	Ford Motor Credit Co. (g)
8,000	6.875%, 2/1/06	Baa2/BB+	8,080,352
3,300	7.60%, 8/1/05	Baa2/NR	3,300,000
200	General Motors Acceptance Corp., 4.87%, 10/20/05, FRN (g)	Baa2/BB	200,300
			13,584,094
Food—0.3%
3,000	Safeway, Inc., 3.80%, 8/15/05 (g)	Baa2/BBB-	2,998,728
Healthcare & Hospitals—0.1%
700	HCA, Inc., 7.125%, 6/1/06 (g)	Ba2/BB+	716,374

Principal Amount (000)		Credit Rating (Moody/s/S&P)	Value*
Hotels/Gaming—0.2%
$550	Caesars Entertainment, Inc., 7.875%, 12/15/05, Ser. A (g)	Ba1/BB+	$558,250
1,000	Marriott International, Inc., 6.875%, 11/15/05, Ser. B (g)	Baa2/BBB+	1,008,129
			1,566,379
Multi-Media—0.8%
	Comcast, Inc. (g)
1,000	8.30%, 5/15/06	Baa2/BBB+	1,031,276
2,000	8.875%, 9/15/05	Baa2/BBB+	2,010,354
180	Lenfest Communications, Inc., 8.375%, 11/1/05 (g)	Baa2/BBB+	181,876
3,400	Time Warner, Inc., 6.125%, 4/15/06 (g)	Baa1/BBB+	3,441,018
			6,664,524
Oil & Gas—0.1%
610	Halliburton Co., 5.109%, 10/17/05, FRN (g)	Baa2/BBB	611,714
Paper/Paper Products—0.3%
2,200	Georgia-Pacific Corp., 7.50%, 5/15/06 (g)	Ba3/BB+	2,255,000
Telecommunications—0.4%
1,300	British Telecommunications plc, 7.875%, 12/15/05 (g)	Baa1/A-	1,318,179
2,000	France Telecom SA, 7.95%, 3/1/06 (g)	A3/A-	2,035,818
			3,353,997
Tobacco—0.1%
1,000	Altria Group, Inc., 6.375%, 2/1/06 (g)	Baa2/BBB	1,009,679
Utilities—0.6%
900	Entergy Gulf States, Inc., 6.77%, 8/1/05, Ser. B (g)	Baa3/NR	900,000
200	Niagara Mohawk Power Corp., 7.75%, 5/15/06 (g)	A3/A+	205,479
4,000	Progress Energy, Inc., 6.75%, 3/1/06 (g)	Baa2/BBB-	4,054,120
			5,159,599
	Total Corporate Notes (cost—$44,690,469)		44,565,221
U.S. Treasury Bills—1.7%
15,060	2.91%-3.18%,9/1/05-9/15/05 (cost—$15,008,026) (g)	Aaa/AAA	15,008,026
Commercial Paper—1.0%
Financing—0.4%
3,500	Rabobank USA Financial Corp., 3.28%, 8/1/05 (g)	P-1/A-1+	3,500,000
Financial Services—0.6%
5,100	UBS Finance, Inc., 3.61%, 11/23/05 (g)	P-1/A-1+	5,039,871
	Total Commercial Paper (cost—$8,541,698)		8,539,871
Repurchase Agreement—1.2%
10,195	State Street Bank & Trust Co., dated 7/29/2005, 2.90%, due 8/1/05, proceeds $10,197,464; collateralized by Fannie Mae, 1.875%, 9/15/05, valued at $10,400,229 with accrued interest (cost—$10,195,000)		10,195,000
	Total Short-Term Investments (cost—$241,993,862)		236,070,231
OPTIONS PURCHASED (h)—0.0%
Contracts
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
39	strike price $120.00, expires 8/26/05		609
219	strike price $121.00, expires 8/26/05		3,422
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
1,475	strike price $113.50, expires 8/26/05		23,047
			27,078
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
313	strike price $94.25, expires 12/19/05		1,956
845	strike price $95.25, expires 9/19/05		5,282

Contracts			Value*
Put Options—0.0% (continued)
133	strike price $95.38, expires 9/19/05		$831
			8,069
	Total Options Purchased (cost—$44,975)		35,147
	Total Investments before options written (cost—$1,224,009,003)—140.3%		1,228,511,067
OPTIONS WRITTEN (h)—(0.0)%
	Call Options—(0.0)%
	Dow Jones CDX IG4 Credit Default Swap,
20,500,000	strike price $.40, expires 9/20/05		(116,612)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
565	strike price $116.00, expires 8/26/05		(8,828)
			(125,440)
	Put Options—(0.0)%
	Dow Jones CDX IG4 Credit Default Swap,
20,500,000	strike price $.85, expires 9/20/05		(74)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
225	strike price $108.00, expires 11/22/05		(112,500)
340	strike price $110.00, expires 8/26/05		(95,625)
			(208,199)
	Total Options Written (premium received—$445,720)		(333,639)
	Total Investments net of options written (cost—$1,223,563,283)	140.3%	1,228,177,428
	Liabilities in excess of other assets	(40.3)	(352,914,130)
	Net Assets	100.0%	$875,263,298

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swaps are marked to market daily by Pacific Investment Management Co. (the "Sub-Adviser") based upon quotations by market makers. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

Illiquid security.

(b)

144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(c)

When-issued or delayed-delivery security. To be settled/delivered after July 31, 2005.

(d)

Fair-valued security.

(e)

Maturity date shown is date of next call.

(f)

Inflationary Bonds — Principal amount of security is adjusted for inflation.

(g)

All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

(h)

Non-income producing.

(i)

Security in default.

Glossary:

ADR — American Depository Receipt

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligations

€ — Eurodollar

FGIC — Insured by Financial Guaranty Insurance Co.

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2005.

GO — General Obligation Bond

IO — Interest Only

NR — Not Rated

UNIT — More than one class of securities traded together.

VRN — Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(1) Credit default swap contracts outstanding at July 31, 2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs
Ford Motor Credit	$5,000	9/20/06	1.45%	$25,441
Ford Motor Credit	10,000	6/20/07	4.65%	554,720
Ford Motor Credit	5,000	6/20/07	4.65%	277,360
General Motors Acceptance	5,000	6/20/06	2.80%	90,755
General Motors Acceptance	1,600	6/20/06	3.50%	40,259
General Motors Acceptance	10,000	6/20/06	4.25%	326,735
International Paper	3,000	6/20/10	0.78%	14,706
Lehman Brothers Inc.
General Motors Acceptance	2,000	6/20/06	4.20%	64,345
Merrill Lynch & Co.
Apache Corp.	4,500	6/20/10	0.39%	34,063
Burlington	1,300	3/20/10	0.28%	(1,084)
Canada Natural Resource	1,800	3/20/10	0.32%	(1,833)
Ford Motor Credit	1,100	9/20/10	3.80%	11,961
GECC Enterprises, Inc	1,800	6/20/10	0.30%	6,888
Phelps	3,000	6/20/05	0.73%	1,643
XTO Energy	1,300	3/20/10	0.38%	(1,287)
				$1,444,672

(2) Interest rate swap contracts outstanding at July 31, 2005:

Swap Counterparty	Notional Amount Payable on Default (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
			Rate Paid by Fund	Rate Received by Fund
Goldman Sachs	$1,000	12/15/15	5.00%	3 Month LIBOR	$29,280
Goldman Sachs	37,500	12/15/15	5.00%	3 Month LIBOR	856,481
Goldman Sachs	121,200	12/15/12	5.00%	3 Month LIBOR	1,304,718
Goldman Sachs	321,000	6/15/06	3 Month LIBOR	3.00%	(1,551,268)
Lehman Brothers	1,600	12/15/15	5.00%	3 Month LIBOR	36,543
Lehman Brothers	700,000	6/21/07	3 Month LIBOR	4.00%	194,530
Lehman Brothers	111,400	12/15/10	4.00%	3 Month LIBOR	1,708,586
Merrill Lynch	700	12/15/24	6.00%	3 Month LIBOR	(62,796)
Morgan Stanley	66,600	6/18/34	6 Month LIBOR	6.00%	4,134,715
					$6,650,789

LIBOR - London Inter-Bank Offered Rate

(3) Forward foreign currency contracts outstanding at July 31, 2005:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2005	Unrealized Appreciation (Depreciation)
Purchased:
Brazilian Real settling 8/23/05	$108,627	$114,717	$6,090
Brazilian Real settling 9/13/05	106,425	110,962	4,537
Brazilian Real settling 10/20/05	109,098	108,678	(420)
Chilean Peso settling 8/2/05	30,416	31,506	1,090
Chilean Peso settling 8/16/05	96,478	99,465	2,987
Chilean Peso settling 9/13/05	92,303	97,087	4,784
Chilean Peso settling 2/2/06	31,476	31,475	(1)
Indian Rupee 9/21/05	186,780	187,675	895
Japanese Yen settling 8/12/05	67,702,336	67,548,215	(154,121)
Mexican Peso settling 8/31/05	90,811	94,907	4,096
Mexican Peso settling 9/23/05	276,826	282,771	5,945
New Russian Ruble settling 8/23/05	94,647	92,587	(2,060)
New Russian Ruble settling 9/23/05	96,257	95,988	(269)
New Russian Ruble settling 1/31/06	89,382	89,612	230
New Taiwan Dollar settling 8/24/05	99,511	96,948	(2,563)
New Taiwan Dollar settling 9/21/05	96,183	94,217	(1,966)
Peruvian Nouveau Sol settling 8/23/05	96,393	96,512	119
Peruvian Nouveau Sol settling 9/14/05	96,461	96,508	47
Polish Zloty settling 8/23/05	97,059	96,998	(61)
Polish Zloty settling 9/26/05	99,146	98,701	(445)
Pound Sterling settling 8/30/05	554,283	554,086	(197)
Singapore Dollar settling 8/24/05	95,927	95,879	(48)
Singapore Dollar settling 9/20/05	92,298	92,983	685
Singapore Dollar settling 1/26/06	93,219	93,030	(189)
Slovakian Koruna settling 8/31/05	94,685	92,522	(2,163)
Slovakian Koruna settling 9/26/05	95,737	94,150	(1,587)
South Korean Won settling 8/24/05	107,685	105,488	(2,197)
South Korean Won settling 9/21/05	104,734	103,451	(1,283)
South Korean Won settling 1/26/06	191,573	190,652	(921)
			$(138,986)
Sold:
Canadian Dollar settling 8/30/05	$995,728	$979,681	$16,047
Euro Currency settling 8/25/05	281,421,777	282,022,588	(600,811)
			$(584,764)

(4) Futures contracts outstanding at July 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Eurodollar Future June 2006	67,500	06/19/06	$(236,250)
Eurodollar Future September 2006	165,250	09/18/06	(704,638)
Eurodollar Future December 2006	45,000	12/18/06	(139,500)
Eurodollar Future March 2007	45,000	03/19/07	(130,500)
			$(1,210,888)

(5) Short sales outstanding at July 31, 2005:

Type	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association	5.50%	08/01/35	3,100,000	$3,147,469	$3,138,750

SERIES M
SCHEDULE OF INVESTMENTS

Fixed Income SHares — Series M Schedule of Investments — July 31, 2005 (unaudited)

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—162.7%
Fannie Mae—149.7%
$589		3.50%, 3/25/09 (f)	Aaa/AAA	$ 587,171
1,125		3.50%, 10/25/22 (f)	Aaa/AAA	1,121,429
141		3.65%, 5/1/18, FRN (f)	Aaa/AAA	143,340
181		3.652%, 1/1/18, FRN (f)	Aaa/AAA	184,537
110		3.761%, 6/1/20, FRN (f)	Aaa/AAA	111,902
114		3.769%, 5/1/17, FRN (f)	Aaa/AAA	115,386
53		3.86%, 3/25/09, FRN (f)	Aaa/AAA	53,315
195		3.919%, 8/25/21, FRN (f)	Aaa/AAA	196,126
13,225		4.044%, 1/1/34, FRN (f)	Aaa/AAA	13,048,911
447		4.085%, 10/1/32, FRN (f)	Aaa/AAA	457,827
2,157		4.19%, 9/1/32, FRN (f)	Aaa/AAA	2,226,848
202		4.269%, 12/25/08, FRN (f)	Aaa/AAA	202,131
349		4.289%, 9/1/27, FRN (f)	Aaa/AAA	359,890
1,987		4.295%, 5/1/28, FRN (f)	Aaa/AAA	2,029,297
3,619		4.40%, 1/1/20, FRN (f)	Aaa/AAA	3,650,877
76		4.415%, 5/25/42, FRN (f)	Aaa/AAA	78,281
77		4.425%, 3/25/41, FRN (f)	Aaa/AAA	77,548
2,071		4.492%, 1/1/22, FRN (f)	Aaa/AAA	2,091,077
417		4.492%, 11/1/32, FRN (f)	Aaa/AAA	433,377
300		4.50%, 11/25/14 (f)	Aaa/AAA	300,316
14,000		4.50%, 6/1/19 (f)	Aaa/AAA	13,784,030
315		4.50%, 12/1/19 (f)	Aaa/AAA	309,736
286		4.50%, 1/1/20 (f)	Aaa/AAA	281,068
45,500		4.50%, 8/1/20 (c)	Aaa/AAA	44,760,625
249		4.50%, 10/1/32, FRN (f)	Aaa/AAA	250,677
932		4.592%, 12/1/34, FRN (f)	Aaa/AAA	930,535
4,001		4.869%, 1/1/33, FRN (f)	Aaa/AAA	4,027,021
928		4.872%, 1/1/33, FRN (f)	Aaa/AAA	924,644
200		5.00%, 1/25/16 (f)	Aaa/AAA	201,142
3,454		5.00%, 1/1/19 (f)	Aaa/AAA	3,465,223
4,115		5.00%, 6/1/19 (f)	Aaa/AAA	4,127,863
4,378		5.00%, 7/1/19 (f)	Aaa/AAA	4,391,331
9,363		5.00%, 8/1/19 (f)	Aaa/AAA	9,392,223
11,443		5.00%, 9/1/19 (f)	Aaa/AAA	11,479,637
4,137		5.00%, 10/1/19 (f)	Aaa/AAA	4,149,998
4,483		5.00%, 11/1/19 (f)	Aaa/AAA	4,496,983
4,600		5.00%, 12/1/19 (f)	Aaa/AAA	4,614,037
8,694		5.00%, 1/1/20 (f)	Aaa/AAA	8,720,846
4,286		5.00%, 2/1/20 (f)	Aaa/AAA	4,299,418
2,875		5.00%, 5/1/20 (f)	Aaa/AAA	2,883,542
64,000		5.00%, 8/1/20 (c)	Aaa/AAA	64,160,000
64	(e)	5.00%, 11/1/33	Aaa/AAA	64
15,000		5.00%, 8/1/35 (c)	Aaa/AAA	14,775,000
10,000		5.00%, 9/1/35 (c)	Aaa/AAA	9,834,380
1,610		5.116%, 12/1/32, FRN (f)	Aaa/AAA	1,635,946
377		5.13%, 4/1/33, FRN (f)	Aaa/AAA	377,819
141		5.139%, 8/1/32, FRN (f)	Aaa/AAA	144,072
75		5.50%, 1/25/16 (f)	Aaa/AAA	74,842
171		5.50%, 4/1/16 (f)	Aaa/AAA	174,568
1,394		5.50%, 10/1/32 (f)	Aaa/AAA	1,403,007

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Fannie Mae (continued)
$2,359	5.50%, 11/1/32 (f)	Aaa/AAA	$2,373,765
224	5.50%, 12/1/32 (f)	Aaa/AAA	225,590
3,678	5.50%, 1/1/33 (f)	Aaa/AAA	3,701,720
4,207	5.50%, 2/1/33 (f)	Aaa/AAA	4,233,389
527	5.50%, 3/1/33 (f)	Aaa/AAA	530,536
311	5.50%, 4/1/33 (f)	Aaa/AAA	312,986
2,000	5.50%, 5/1/33 (f)	Aaa/AAA	2,012,233
1,214	5.50%, 6/1/33 (f)	Aaa/AAA	1,221,192
252	5.50%, 7/1/33 (f)	Aaa/AAA	253,820
912	5.50%, 8/1/33 (f)	Aaa/AAA	918,027
4,721	5.50%, 9/1/33 (f)	Aaa/AAA	4,749,824
85	5.50%, 10/1/33 (f)	Aaa/AAA	85,718
101	5.50%, 11/1/33 (f)	Aaa/AAA	102,120
6,202	5.50%, 12/1/33 (f)	Aaa/AAA	6,239,874
11,752	5.50%, 1/1/34 (f)	Aaa/AAA	11,824,152
11,929	5.50%, 2/1/34 (f)	Aaa/AAA	11,999,194
23,779	5.50%, 3/1/34 (f)	Aaa/AAA	23,918,221
2,078	5.50%, 4/1/34 (f)	Aaa/AAA	2,090,691
4,517	5.50%, 5/1/34 (f)	Aaa/AAA	4,543,624
8,028	5.50%, 6/1/34 (f)	Aaa/AAA	8,075,239
8,312	5.50%, 7/1/34 (f)	Aaa/AAA	8,360,437
232	5.50%, 8/1/34 (f)	Aaa/AAA	233,820
1,636	5.50%, 9/1/34 (f)	Aaa/AAA	1,645,206
4,575	5.50%, 10/1/34 (f)	Aaa/AAA	4,601,998
3,549	5.50%, 11/1/34 (f)	Aaa/AAA	3,570,188
32,743	5.50%, 1/1/35 (f)	Aaa/AAA	32,934,455
6,715	5.50%, 2/1/35 (f)	Aaa/AAA	6,754,042
2,585	5.50%, 3/1/35 (f)	Aaa/AAA	2,600,551
1,812	5.50%, 4/1/35 (f)	Aaa/AAA	1,822,101
923	5.50%, 5/1/35 (f)	Aaa/AAA	928,130
1,316	5.50%, 6/1/35 (f)	Aaa/AAA	1,323,763
910	5.50%, 7/1/35 (f)	Aaa/AAA	915,717
816,000	5.50%, 8/1/35 (c)	Aaa/AAA	820,334,592
48	6.00%, 3/25/31 (f)	Aaa/AAA	48,816
1,217	6.00%, 1/1/32 (f)	Aaa/AAA	1,245,266
1,115	6.00%, 6/1/33 (f)	Aaa/AAA	1,140,051
1,161	6.00%, 7/1/33 (f)	Aaa/AAA	1,186,309
1,094	6.00%, 1/1/34 (f)	Aaa/AAA	1,118,370
2,937	6.00%, 8/1/34 (f)	Aaa/AAA	3,002,851
1,054	6.00%, 9/1/34 (f)	Aaa/AAA	1,077,215
35,269	6.00%, 11/1/34 (f)	Aaa/AAA	36,054,254
31	6.00%, 12/1/34 (f)	Aaa/AAA	32,168
127	6.00%, 1/1/35 (f)	Aaa/AAA	130,105
1,214	6.00%, 2/1/35 (f)	Aaa/AAA	1,241,492
25,000	6.00%, 8/1/35 (c)	Aaa/AAA	25,546,875
6	6.50%, 2/25/09 (f)	Aaa/AAA	6,244
14	6.50%, 4/1/24 (f)	Aaa/AAA	14,840
10	6.50%, 1/1/26 (f)	Aaa/AAA	9,926
483	6.50%, 7/18/27 (f)	Aaa/AAA	497,997
339	6.50%, 1/1/29 (f)	Aaa/AAA	351,726
338	6.50%, 2/1/32 (f)	Aaa/AAA	350,260
11	6.50%, 3/1/32 (f)	Aaa/AAA	10,906
395	6.50%, 8/1/32 (f)	Aaa/AAA	408,959
380	6.50%, 10/1/33 (f)	Aaa/AAA	393,282
383	6.50%, 2/1/34 (f)	Aaa/AAA	396,445
368	6.50%, 6/1/34 (f)	Aaa/AAA	380,415
314	7.00%, 3/25/31 (f)	Aaa/AAA	318,112
143	7.01%, 8/1/22 (f)	Aaa/AAA	151,402

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Fannie Mae (continued)
$50	7.01%, 9/1/22 (f)	Aaa/AAA	$53,082
66	7.01%, 11/1/22 (f)	Aaa/AAA	70,558
52	7.50%, 9/1/30 (f)	Aaa/AAA	55,728
66	7.50%, 12/1/30 (f)	Aaa/AAA	70,328
12	7.50%, 7/1/31 (f)	Aaa/AAA	13,097
142	7.50%, 8/1/31 (f)	Aaa/AAA	151,414
150	7.50%, 11/1/31 (f)	Aaa/AAA	160,181
26	7.805%, 2/1/25, FRN (f)	Aaa/AAA	25,974
			1,298,691,426
Freddie Mac—9.5%
11,684	3.50%, 4/15/19 (f)	Aaa/AAA	11,629,222
295	3.838%, 8/15/29, FRN (f)	Aaa/AAA	297,008
191	3.838%, 12/15/31, FRN (f)	Aaa/AAA	192,845
54	3.888%, 9/15/30, FRN (f)	Aaa/AAA	54,080
553	3.903%, 1/1/33, FRN (f)	Aaa/AAA	560,273
82	3.938%, 3/15/32, FRN (f)	Aaa/AAA	82,323
2,745	3.988%, 5/15/29, FRN (f)	Aaa/AAA	2,759,825
9,655	4.00%, 12/15/17 (f)	Aaa/AAA	9,618,340
303	4.025%, 8/1/29, FRN (f)	Aaa/AAA	310,712
215	4.088%, 3/15/20, FRN (f)	Aaa/AAA	215,509
456	4.088%, 2/15/24, FRN (f)	Aaa/AAA	455,938
43	4.138%, 10/15/19, FRN (f)	Aaa/AAA	43,513
890	4.264%, 2/1/29, FRN (f)	Aaa/AAA	911,380
222	4.377%, 7/1/29, FRN (f)	Aaa/AAA	227,826
393	4.388%, 12/15/13, FRN (f)	Aaa/AAA	397,725
581	4.476%, 8/1/32, FRN (f)	Aaa/AAA	584,384
45	4.50%, 5/15/18 (f)	Aaa/AAA	43,663
680	4.569%, 1/1/32, FRN (f)	Aaa/AAA	697,979
333	4.588%, 9/15/22, FRN (f)	Aaa/AAA	337,058
498	4.995%, 4/1/32, FRN (f)	Aaa/AAA	509,262
29,000	5.00%, 9/1/35 (c)	Aaa/AAA	28,501,548
1,709	5.096%, 10/1/32, FRN (f)	Aaa/AAA	1,724,649
815	5.50%, 5/15/15 (f)	Aaa/AAA	821,160
8,716	5.50%, 1/1/35 (f)	Aaa/AAA	8,769,529
1,285	5.50%, 6/1/35 (f)	Aaa/AAA	1,292,821
162	5.543%, 7/1/32, FRN (f)	Aaa/AAA	165,600
469	5.548%, 8/1/32, FRN (f)	Aaa/AAA	475,705
113	6.00%, 7/1/08 (f)	Aaa/AAA	115,328
271	6.00%, 8/15/16 (f)	Aaa/AAA	278,943
2,258	6.00%, 4/1/17 (f)	Aaa/AAA	2,332,146
225	6.00%, 5/1/17 (f)	Aaa/AAA	232,602
325	6.00%, 6/1/17 (f)	Aaa/AAA	335,470
576	6.00%, 7/1/17 (f)	Aaa/AAA	594,626
3,300	6.00%, 12/15/28 (f)	Aaa/AAA	3,381,184
435	6.50%, 8/15/16 (f)	Aaa/AAA	451,206
64	6.50%, 12/15/23 (f)	Aaa/AAA	66,757
2,079	6.50%, 1/15/31 (f)	Aaa/AAA	2,082,332
64	7.00%, 4/1/29	Aaa/AAA	66,742
5	7.00%, 12/1/29 (f)	Aaa/AAA	5,224
1	7.00%, 1/1/30 (f)	Aaa/AAA	553
18	7.00%, 2/1/30 (f)	Aaa/AAA	18,898
70	7.00%, 3/1/30 (f)	Aaa/AAA	73,082
3	7.00%, 6/1/30 (f)	Aaa/AAA	3,424
529	7.50%, 8/15/30 (f)	Aaa/AAA	546,602
			82,264,996

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Government National Mortgage Association—3.5%
$37	3.375%, 5/20/18, FRN (f)	Aaa/AAA	$37,081
106	3.375%, 5/20/18, FRN (f)	Aaa/AAA	107,277
134	3.375%, 4/20/19, FRN (f)	Aaa/AAA	135,413
35	3.375%, 5/20/19, FRN (f)	Aaa/AAA	35,007
52	3.375%, 4/20/22, FRN (f)	Aaa/AAA	52,402
69	3.375%, 4/20/23, FRN (f)	Aaa/AAA	69,467
403	3.375%, 4/20/24, FRN (f)	Aaa/AAA	407,458
24	3.375%, 5/20/25, FRN (f)	Aaa/AAA	24,019
55	3.375%, 6/20/25, FRN (f)	Aaa/AAA	56,089
151	3.375%, 6/20/27, FRN (f)	Aaa/AAA	152,243
67	3.375%, 4/20/28, FRN (f)	Aaa/AAA	68,294
87	3.375%, 4/20/29, FRN (f)	Aaa/AAA	88,279
209	3.375%, 6/20/29, FRN (f)	Aaa/AAA	212,086
107	3.375%, 5/20/30, FRN (f)	Aaa/AAA	108,123
175	3.375%, 5/20/32, FRN (f)	Aaa/AAA	177,197
267	3.375%, 6/20/32, FRN (f)	Aaa/AAA	270,663
153	3.50%, 8/20/28, FRN (f)	Aaa/AAA	153,647
112	3.50%, 7/20/29, FRN (f)	Aaa/AAA	113,025
23	3.75%, 8/20/17, FRN (f)	Aaa/AAA	23,534
25	3.75%, 7/20/20, FRN (f)	Aaa/AAA	25,661
14	3.75%, 7/20/21, FRN (f)	Aaa/AAA	13,863
24	3.75%, 8/20/21, FRN (f)	Aaa/AAA	24,137
42	3.75%, 9/20/21, FRN (f)	Aaa/AAA	42,817
2,995	3.75%, 8/20/23, FRN (f)	Aaa/AAA	3,027,546
93	3.75%, 8/20/25, FRN (f)	Aaa/AAA	93,875
32	3.75%, 9/20/25, FRN (f)	Aaa/AAA	32,368
22	3.75%, 8/20/26, FRN (f)	Aaa/AAA	22,389
18	3.75%, 7/20/27, FRN (f)	Aaa/AAA	18,013
36	3.75%, 9/20/27, FRN (f)	Aaa/AAA	36,965
107	3.75%, 3/20/30, FRN (f)	Aaa/AAA	107,278
120	3.78%, 6/20/32, FRN (f)	Aaa/AAA	121,005
124	3.875%, 6/20/22, FRN (f)	Aaa/AAA	126,132
3,202	3.938%, 10/20/27, FRN (f)	Aaa/AAA	3,223,210
250	4.125%, 11/20/23, FRN (f)	Aaa/AAA	253,886
26	4.125%, 10/20/25, FRN (f)	Aaa/AAA	26,325
21	4.125%, 11/20/25, FRN (f)	Aaa/AAA	21,185
20	4.125%, 10/20/26, FRN (f)	Aaa/AAA	20,186
54	4.125%, 10/20/27, FRN (f)	Aaa/AAA	54,513
1,342	4.25%, 1/20/28, FRN (f)	Aaa/AAA	1,361,606
140	4.25%, 2/20/28, FRN (f)	Aaa/AAA	142,091
396	4.25%, 1/20/30, FRN (f)	Aaa/AAA	401,283
532	4.375%, 3/20/17, FRN (f)	Aaa/AAA	536,766
13	4.375%, 1/20/18, FRN (f)	Aaa/AAA	13,357
36	4.375%, 6/20/21, FRN (f)	Aaa/AAA	36,477
71	4.375%, 1/20/22, FRN (f)	Aaa/AAA	71,606
1,423	4.375%, 2/20/22, FRN (f)	Aaa/AAA	1,439,828
20	4.375%, 4/20/22, FRN (f)	Aaa/AAA	20,652
43	4.375%, 5/20/22, FRN (f)	Aaa/AAA	43,299
69	4.375%, 2/20/23, FRN (f)	Aaa/AAA	70,169
66	4.375%, 3/20/23, FRN (f)	Aaa/AAA	67,036
24	4.375%, 5/20/24, FRN (f)	Aaa/AAA	24,312
8	4.375%, 4/20/25, FRN (f)	Aaa/AAA	8,332
36	4.375%, 1/20/26, FRN (f)	Aaa/AAA	36,023
38	4.375%, 6/20/26, FRN (f)	Aaa/AAA	38,549
20	4.375%, 1/20/27, FRN (f)	Aaa/AAA	20,541
210	4.375%, 2/20/27, FRN (f)	Aaa/AAA	212,615
51	4.375%, 4/20/27, FRN (f)	Aaa/AAA	51,784
74	4.375%, 2/20/28, FRN (f)	Aaa/AAA	75,123

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Government National Mortgage Association (continued)
$221	4.375%, 3/20/28, FRN (f)	Aaa/AAA	$224,088
34	4.375%, 4/20/28, FRN (f)	Aaa/AAA	34,279
9	4.50%, 8/20/18, FRN (f)	Aaa/AAA	8,703
186	4.50%, 3/20/31, FRN (f)	Aaa/AAA	188,547
220	4.50%, 3/20/32, FRN (f)	Aaa/AAA	223,084
150	5.00%, 2/20/29 (f)	Aaa/AAA	150,916
648	5.50%, 6/15/29 (f)	Aaa/AAA	657,835
460	5.50%, 12/15/32 (f)	Aaa/AAA	466,409
460	5.50%, 1/15/33 (f)	Aaa/AAA	465,851
439	5.50%, 6/15/33 (f)	Aaa/AAA	445,411
1,179	5.50%, 7/15/33 (f)	Aaa/AAA	1,195,298
441	5.50%, 12/15/33 (f)	Aaa/AAA	446,755
1,864	5.50%, 1/15/34 (f)	Aaa/AAA	1,889,310
2,931	5.50%, 2/15/34 (f)	Aaa/AAA	2,969,897
5,897	5.50%, 3/15/34 (f)	Aaa/AAA	5,976,094
177	6.00%, 3/20/13 (f)	Aaa/AAA	180,294
111	6.00%, 3/15/33 (f)	Aaa/AAA	113,754
4	6.50%, 5/15/23 (f)	Aaa/AAA	4,114
6	6.50%, 8/15/23 (f)	Aaa/AAA	5,823
1	6.50%, 12/15/23 (f)	Aaa/AAA	1,064
41	7.50%, 7/16/29 (f)	Aaa/AAA	41,364
			29,942,997
	Total U.S. Government Agency Securities (cost—$1,415,969,859)		1,410,899,419
ASSET-BACKED SECURITIES—28.6%
	Aegis Asset Backed Securities Trust,
1,399	3.86%, 1/25/34, FRN (f)	Aaa/AAA	1,402,779
4,282	4.00%, 11/25/33, IO (a)(b)	Aaa/AAA	101,200
12,377	Ameriquest Mortgage Securities, Inc., 3.66%, 4/25/34, FRN (f)	Aaa/AAA	12,383,798
238	Amortizing Residential Collateral Trust, 3.73%, 6/25/32, FRN (f)	NR/AAA	238,643
3,546	Bayview Financial Asset Trust, 3.86%, 12/25/39, FRN (b)(f)	Aaa/NR	3,552,814
	Bear Stearns Asset Backed Securities, Inc.,
879	3.71%, 6/25/35, FRN (f)	NR/AAA	879,934
6,104	4.05%, 6/15/43, FRN (f)	Aaa/AAA	6,167,041
10,940	5.00%, 3/25/07, VRN, IO (a)(d)	NR/AAA	825,628
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (b)(f)	NR/NR	73,063
	Centex Home Equity,
6,328	3.70%, 6/25/22 (f)	Aaa/AAA	6,285,039
1,547	3.74%, 6/25/33, FRN (f)	Aaa/AAA	1,548,180
14,049	Citigroup Mortgage Loan Trust, Inc., 3.55%, 2/25/14, FRN (f)	Aaa/AAA	14,060,371
800	Community Program Loan Trust, 4.50%, 4/1/29 (f)	NR/AAA	748,107
3,232	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25 (f)	Aa2/AA-	3,243,930
	Countrywide Asset-Backed Certificates, Inc.,
4,648	3.70%, 12/25/31, FRN (f)	Aaa/AAA	4,652,682
2,259	3.93%, 11/25/33, FRN (b)(f)	Aaa/AAA	2,262,273
5,000	3.96%, 5/25/35, FRN (f)	Aa1/AA+	5,010,782
16,000	4.257%, 12/25/17 (f)	Aaa/AAA	15,975,712
2,093	Credit-Based Asset Servicing and Securitization, 3.91%, 11/25/33, FRN (f)	Aaa/AAA	2,103,840
8,222	CS First Boston Mortgage Securities Corp., 3.71%, 1/25/43, FRN (b)(f)	Aaa/AAA	8,214,629
125	EMC Mortgage Loan Trust, 3.83%, 5/25/40, FRN (b)(f)	Aaa/AAA	125,605
	First Franklin Mortgage Loan,
16,387	3.84%, 10/25/34, FRN (f)	Aaa/AAA	16,460,711
5,730	3.86%, 4/25/35, FRN (f)	Aa1/AA+	5,723,840
41	First Plus Home Loan Trust, 7.32%, 11/10/23 (f)	NR/AA	40,872
	Fremont Home Loan Owner Trust,
548	3.83%, 1/25/34, FRN (f)	Aaa/AAA	548,484
146	4.25%, 12/25/29, FRN (f)	Aaa/AAA	146,600

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
ASSET-BACKED SECURITIES (continued)
	Green Tree Financial Corp.,
$8,331	6.18%, 4/1/30 (f)	Baa3/NR	$8,303,239
7,112	6.81%, 12/1/27 (f)	Baa3/A-	7,339,054
2,029	6.87%, 4/1/30 (f)	Baa3/NR	2,085,354
1,000	7.06%, 2/1/31 (f)	NR/B	867,545
1,569	7.40%, 6/15/27 (f)	A2/AA+	1,655,373
565	7.55%, 1/15/29 (f)	NR/AA	609,708
251	Household Mortgage Loan Trust, 3.73%, 5/20/32, FRN (f)	Aaa/AAA	251,523
967	Irwin Home Equity Trust, 3.98%, 6/25/28, FRN (f)	Aaa/AAA	972,637
14,000	IXIS Real Estate Capital Trust, 3.61%, 9/25/35, FRN (f)	Aaa/AAA	13,995,226
7,500	Long Beach Mortgage Loan Trust, 4.41%, 3/25/32, FRN (f)	Aa2/AAA	7,582,448
500	Madison Avenue Manufactured Housing Contract, 4.91%, 3/25/32, FRN (f)	Baa3/A+	480,722
2,355	Mid-State Trust, 6.005%, 8/15/37 (f)	Aaa/AAA	2,408,390
1,430	Morgan Stanley ABS Capital I, 3.80%, 8/25/33, FRN (f)	Aaa/AAA	1,431,673
20,648	Park Place Securities, Inc., 3.58%, 1/25/36, FRN (f)	Aaa/AAA	20,668,954
635	Renaissance Home Equity Loan Trust, 3.66%, 3/25/34, FRN (f)	Aaa/AAA	635,404
	Residential Asset Mortgage Products, Inc.,
4,234	3.80%, 11/25/33, FRN (f)	Aaa/AAA	4,236,488
5,000	5.634%, 1/25/34 (f)	Aaa/AAA	5,079,846
2,000	5.90%, 7/25/34 (f)	Aaa/AAA	2,023,050
	Residential Asset Securities Corp.,
15,934	3.61%, 9/25/13, FRN (f)	Aaa/AAA	15,946,263
3,000	3.89%, 3/25/35, FRN (f)	Aa2/AA	2,992,649
556	7.14%, 4/25/32 (f)	A2/A	569,039
7,758	8.195%, 2/25/31 (f)	NR/AAA	7,901,576
2,546	Residential Funding Mortgage Securities II, 3.61%, 8/25/34, FRN (f)	Aaa/AAA	2,547,586
3,800	Salomon Brothers Mortgage Securities VII, 5.185%, 4/25/29, FRN (f)	NR/AAA	3,800,000
53	Saxon Asset Securities Trust, 4.61%, 12/25/29, FRN (f)	Aa2/NR	52,818
6,671	SLM Student Loan Trust, 4.17%, 10/25/10, FRN (f)	Aaa/AAA	6,740,228
4,220	Structured Asset Securities Corp., 3.54%, 1/25/35, FRN (f)	Aaa/AAA	4,223,105
10,000	Wachovia Auto Owner Trust, 2.91%, 4/20/09 (f)	Aaa/AAA	9,848,353
	Total Asset-Backed Securities (cost—$248,482,147)		248,024,808
MORTGAGE-BACKED SECURITIES—23.9%
10,987	Adjustable Rate Mortgage Trust, 4.642%, 5/25/35, VRN (f)	Aaa/AAA	10,918,376
	Bear Stearns Alt-A Trust,
4,826	3.74%, 2/25/34, FRN (f)	Aaa/AAA	4,847,680
9,976	4.745%, 6/25/34, VRN (f)	Aaa/AA+	9,909,282
94	Bear Stearns Mortgage Securities, Inc., 6.770%, 3/25/31, VRN (f)	Aaa/NR	96,644
11,748	Carey Commercial Mortgage Trust, 5.97%, 9/20/19 (b)(f)	Aaa/NR	11,866,858
3,505	Commercial Capital Access One, Inc., 7.676%, 11/15/28, VRN (b)(f)	NR/NR	3,757,633
25,944	Countrywide Alternative Loan Trust, 3.68%, 5/25/35, FRN (d)(f)	Aaa/AAA	25,529,230
	Countrywide Home Loan Mortgage Pass-Through Trust,
10,175	3.77%, 3/25/35, FRN (f)	Aaa/AAA	10,175,400
9,110	3.78%, 3/25/35, FRN (f)	Aaa/AAA	9,117,893
4,540	3.85%, 2/25/35, FRN (f)	Aaa/AAA	4,545,219
2,796	4.25%, 4/25/35, FRN (d)(f)	Aaa/AAA	2,813,387
223	CS First Boston Mortgage Securities Corp., 3.226%, 3/25/32 (b)(d)(f)	NR/NR	222,653
21,261	First Horizon Asset Securities, Inc., 3.86%, 11/25/33, FRN (f)	NR/AAA	21,244,140
	GMAC Commercial Mortgage Securities, Inc.,
850	6.50%, 5/15/35 (b)(f)	NR/BB+	898,353
2,500	6.50%, 5/15/35, CMBS (f)	A3/A-	2,630,947
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16 (b)(f)	NR/AAA	1,640,115
18,681	Harborview Mortgage Loan Trust, 3.637%, 5/19/35, FRN (d)(f)	Aaa/AAA	18,547,661
37,358	Hilton Hotel Pool Trust, 0.880%, 10/3/15, VRN, IO (b)(f)	Aaa/AA	1,145,855
4,808	Indymac Index Mortgage Loan Trust, 3.74%, 3/25/35, FRN (f)	Aaa/AAA	4,798,379
2,000	JP Morgan Chase Commercial Mortgage Sec. Corp., 6.465%, 11/15/35 (f)	NR/AAA	2,173,221
850	Mellon Residential Funding Corp., 3.92%, 10/20/29, FRN (f)	NR/AAA	852,168

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MORTGAGE-BACKED SECURITIES (continued)
	Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
$517	3.768%, 3/15/25, FRN (f)	Aaa/AAA	$519,743
660	3.788%, 7/15/21, FRN (f)	Aaa/AAA	660,871
2,743	4.15%, 7/25/29, FRN (f)	Aa1/AAA	2,743,037
1,501	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, FRN (f)	Aaa/AAA	1,507,828
842	Morgan Stanley Mortgage Trust, 4.08%, 2/20/22, FRN (f)	NR/AAA	842,446
803	Mortgage Capital Funding, Inc., 7.288%, 7/20/27 (f)	Aaa/NR	824,897
167	Residential Asset Securitization Trust, 5.50%, 7/25/33 (f)	NR/AAA	166,579
19,034	Residential Funding Mortgage Securities I, 4.609%, 3/25/35, VRN (f)	Aaa/AAA	18,976,174
5,000	Structured Adjustable Rate Mortgage Loan Trust, 3.95%, 6/25/34, FRN (f)	Aaa/AAA	5,024,300
	Structured Asset Mortgage Investments, Inc.,
5,097	3.767%, 3/19/34, FRN (f)	Aaa/AAA	5,107,055
74	Structured Asset Securities Corp., 4.315%, 5/25/32, FRN (f)	Aaa/AAA	74,334
2,826	Vendee Mortgage Trust, 6.50%, 9/15/24 (f)	NR/NR	2,972,077
	Washington Mutual Mortgage Securities Corp.,
4,804	3.635%, 1/25/45, 2005-AR1 A1A, FRN (f)	Aaa/AAA	4,804,870
4,033	5.128%, 10/25/32, FRN (f)	Aa1/AA+	3,996,210
5,629	5.128%, 10/25/32, FRN (f)	Aaa/AAA	5,573,959
	Wells Fargo Mortgage Backed Securities Trust,
5,146	4.809%, 7/25/34, FRN (f)	Aaa/AAA	5,137,398
864	5.00%, 6/25/18 (f)	Aaa/AAA	860,376
	Total Mortgage-Backed Securities (cost—$208,870,826)		207,523,248
U.S. TREASURY BONDS & NOTES—10.4%
12,000	U.S. Treasury Bond, 6.00%, 2/15/26 (f)		14,293,128
	U.S. Treasury Notes,
43,500	4.125%, 5/15/15 (c)		42,963,080
31,400	4.875%, 2/15/12 (c)		32,670,726
	Total U.S. Treasury Bonds & Notes (cost—$90,214,409)		89,926,934
SOVEREIGN DEBT OBLIGATIONS—1.3%
Germany—1.3%
€7,200	Deutsche Bundesrepublik, 5.50%, 1/4/31 (f) (cost—$11,456,375)	Aaa/AAA	11,281,299
MUNICIPAL BONDS—1.2%
California—0.6%
$5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A (f)	Aa3/AA-	5,225,600
New York—0.6%
5,000	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/35, Ser. A (f)	Aa2/AA+	5,231,250
	Total Municipal Bonds (cost—$9,852,461)		10,456,850
PREFERRED STOCK—0.1%
Shares
Government—0.1%
16,000	Fannie Mae, 7.00%, FRN (b)(f) (cost—$775,000)	Aa3/AA-	863,156
SHORT-TERM INVESTMENTS — 2.7%
Principal Amount (000)
U.S. GOVERNMENT AGENCY SECURITIES—1.6%
	Fannie Mae,
$6,900	3.107%, 8/17/05 (f)	Aaa/AAA	6,889,880
6,800	3.230%, 10/26/05 (f)	Aaa/AAA	6,740,024
	Total U.S. Government Agency Securities (cost—$13,632,943)		13,629,904
U.S. TREASURY BILLS—0.1%
1,475	2.90%-3.00%, 9/15/05 (cost—$1,469,555) (f)		1,469,555
ASSET-BACKED SECURITIES—0.0%
2,000	NPF XII, Inc., 2.763%, 11/1/03, FRN (a)(b)(d)(g) (cost—$2,000,000)	NR/NR	—

Principal Amount (000)			Value*
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement—1.0%
$8,358	State Street Bank & Trust Co., dated 7/31/2005, 2.90%, due 8/1/2005, proceeds $8,360,020; collateralized by Freddie Mac, 2.875%, 9/15/05, valued at $8,525,667 with accrued interest (cost—$8,358,000)		$8,358,000
	Total Short-Term Investments (cost—$25,460,498)		23,457,459
OPTIONS PURCHASED (h)—0.0%
Contracts/ Notional Amount
	Call Options—0.0%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
578	strike price $113.50, expires 8/26/05		9,031
897	strike price $114, expires 8/26/05		14,016
			23,047
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,200	strike price $95.25, expires 9/19/05		7,500
	Federal National Mortgage Association, Over the Counter, 5.50%, 8/1/35,
35,000,000	strike price $97.09, expires 8/04/05		3
	Federal National Mortgage Association, Over the Counter, 5.50%, 9/1/35,
55,900,000	strike price $94, expires 9/07/05		4,863
177,000,000	strike price $94.50, expires 9/07/05		708
104,000,000	strike price $96.56, expires 9/07/05		8,528
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,321	strike price $103, expires 8/26/05		20,641
			42,243
	Total Options Purchased (cost—$107,755)		65,290
	Total Investments (cost—$2,011,189,330)	230.9%	2,002,498,463
	Liabilities in excess of other assets	(130.9)	(1,135,191,795)
	Net Assets	100.0%	$867,306,668

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures, forward foreign currency contracts and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

Illiquid security.

(b)

144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

Notes to Schedule of Investments: (continued)

(c)

When-issued or delayed-delivery security. To be settled/delivered after July 31, 2005.

(d)

Fair-valued security.

(e)

Represents actual amount, not rounded to (000)s.

(f)

All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

(g)

Security in default.

(h)

Non-income producing.

Glossary:

€ — Eurodollar

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2005.

IO — Interest Only

NR — Not Rated

VRN — Variable Rate Note. The rate disclosed reflects the rate in effect on July 31, 2005

Other Investments:

(1) Interest rate swap contracts outstanding at July 31, 2005:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Rate Paid by Fund	Rate Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$125,000	12/15/12	5.00%	3 Month LIBOR	$1,345,625
Lehman Brothers, Inc.	14,000	12/15/15	3 Month LIBOR	5.00%	(319,753)
					$ 1,025,872

LIBOR — London Interbank Offered Rate

(2)

Forward foreign currency contract outstanding at July 31, 2005:

	U.S. $ Value on Origination Date	U.S. $ Value on July 31, 2005	Unrealized Appreciation
Sold:
Euro, settling 8/25/05	$11,652,441	$11,648,450	$ 3,991

(3) Futures contracts outstanding at July 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Eurodollar Future June 2006	$45,000	6/19/06	$(182,250)
Eurodollar Future September 2006	45,000	9/18/06	(157,500)
Eurodollar Future December 2006	45,000	12/18/06	(139,500)
Eurodollar Future March 2007	45,000	3/19/07	(130,500)
			$(609,750)

(4) Short sales outstanding at July 31, 2005:

Type	Coupon	Maturity	Par	Unrealized Appreciation
Fannie Mae	5.00%	9/1/35	$20,000,000	$ 153,115

FIXED INCOME SHARES

SERIES R SCHEDULE OF INVESTMENTS — July 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. TREASURY INFLATION INDEXED BONDS (d)—96.0%
$7,542	0.875%, 4/15/10 (e)		$7,247,871
1,934	1.625%, 1/15/15 (e)		1,891,980
6,671	1.875%, 7/15/13 (b)		6,692,775
800	1.875%, 7/15/15 (e)		798,234
3,893	2.00%, 1/15/14 (e)		3,936,524
27,537	2.00%, 7/15/14 (e)		27,842,541
10,726	2.375%, 1/15/25 (e)		11,326,867
6,163	3.00%, 7/15/12 (e)		6,644,077
3,313	3.375%, 1/15/07 (e)		3,402,953
3,016	3.50%, 1/15/11 (e)		3,285,773
6,558	3.625%, 1/15/08 (e)		6,875,926
14,904	3.625%, 4/15/28 (e)		19,247,683
9,483	3.875%, 1/15/09 (e)		10,185,640
1,242	3.875%, 4/15/29 (e)		1,676,407
2,658	4.25%, 1/15/10 (e)		2,945,218
100	U.S. Treasury Bond, 6.625%, 2/15/27 (e)		128,277
	Total U.S. Treasury Bonds & Notes (cost—$115,792,476)		114,128,746
CORPORATE BONDS & NOTES—1.7%
Financing—1.4%
800	Ford Motor Credit Co., 5.80%, 1/12/09 (e)	Baa2/BB+	770,262
	General Motors Acceptance Corp.
200	4.509%, 1/16/07, FRN (e)	Baa2/BB	197,897
700	6.875%, 9/15/11 (e)	Baa2/BB	676,409
			1,644,568

Hotels/Gaming—0.3%
400	Caesars Entertainment, Inc., 9.375%, 2/15/07 (e)	Ba1/BB+	426,000

	Total Corporate Bonds & Notes (cost—$1,998,391)		2,070,568

SOVEREIGN DEBT OBLIGATIONS—0.8%
Germany—0.4%
€300	Deutsche Bundesrepublik, 6.25%, 1/4/30 (e)	Aaa/AAA	511,528

Spain—0.4%
€300	Spain Government Bond, 5.75%, 7/30/32 (e)	Aaa/AAA	487,002

	Total Sovereign Debt Obligations (cost—$1,035,959)		998,530

MORTGAGE-BACKED SECURITIES—0.1%
$98	Countrywide Home Loan Mortgage Pass Through Trust, 3.80%, 6/25/35, FRN (a)(c)(e) (cost—$98,304)	Aaa/AAA	98,044
ASSET-BACKED SECURITIES—0.1%
70	Quest Trust, 3.64%, 3/25/35, FRN (a)(e) (cost—$69,767)	Aaa/AAA	69,701
PREFERRED STOCK—0.0%
Financial Services—0.0%
600	Fannie Mae, 7.00%, Ser. O, (a)(e) (cost—$30,000)	Aa3/AA-	33,413

1

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
SHORT-TERM INVESTMENTS — 7.3%
Commercial Paper—4.4%
Banking—2.2%
$2,600	Westpac Trust Securities Ltd., 3.55%, 10/24/05 (e)	P-1/A-1+	$2,577,614
Financing—2.2%
2,700	General Electric Corp., 3.55%, 10/20/05 (e)	P-1/A-1+	2,677,887
	Total Commercial Paper (cost—$5,257,163)		5,255,501
Sovereign Debt Obligations—0.8%
Germany—0.8%
€800	German Treasury Bills, 1.996%, 10/19/05 (e) (cost—$961,014)	NR/NR	967,494
U.S. Treasury Bills—0.2%
$200	2.92%-3.13%,9/1/05-9/15/05 (e) (cost—$199,357)		199,357
Repurchase Agreement—1.9%
2,231	State Street Bank & Trust Co., dated 7/29/2005, 2.90%, due 8/1/2005, proceeds $2,231,539; collateralized by Freddie Mac, 2.875%, 9/15/2005, valued at $2,276,540 with accrued interest (cost—$2,231,000)		2,231,000
	Total Short-Term Investments (cost—$8,648,534)		8,653,352
	Total Investments before options written (cost—$127,673,431) -106.0%		126,052,354
OPTIONS WRITTEN (f)—(0.0)%
Contracts
	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
3	strike price $111, expires 8/26/05		(1,922)
26	strike price $115, expires 8/26/05		(406)
3	strike price $115, expires 8/26/05		(47)
26	strike price $116, expires 8/26/05		(406)
			(2,781)
	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
24	strike price $110, expires 8/26/05		(6,750)
18	strike price $110, expires 11/22/05		(21,094)
10	strike price $111, expires 8/26/05		(6,563)
			(34,407)
	Total Options Written (premiums received—-$31,785)		(37,188)
	Total Investments net of options written (cost—$127,641,646)	106.0%	126,015,166
	Liabilities in excess of other assets	(6.0)	(7,138,293)
	Net Assets	100.0%	$118,876,873

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures, forward foreign currency contracts and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term

2

Notes to Schedule of Investments: (continued)

investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(b)

When-issued or delayed-delivery security. To be settled/delivered after July 31, 2005.

(c)

Fair-valued securitiy.

(d)

Inflationary Bonds — principal amount of security is adjusted for inflation.

(e)

All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(f)

Non-income producing.

Glossary:

€ — Eurodollar
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2005.
NR — Not Rated

Other Investments:

(1) Credit default swap contracts outstanding at July 31, 2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Fund	Unrealized Appreciation
Goldman Sachs
Ford Motor Credit Co.	$5,000	9/20/2007	2.30%	$4,757

(2)

Interest rate swap contracts outstanding at July 31, 2005:

			Rate Type
Swap Counterparty	Notional Amount Payable on Default (000)	Termination Date	Payments made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$2,500	12/15/15	5.00%	3 Month LIBOR	$24,949
Goldman Sachs	1,400	12/15/15	5.00%	3 Month LIBOR	40,991
Goldman Sachs	800	12/15/12	5.00%	3 Month LIBOR	18,272
Goldman Sachs	500	6/15/06	3 Month LIBOR	4.00%	(2,670)
Lehman Brothers	100	12/15/15	5.00%	3 Month LIBOR	2,284
Lehman Brothers	500	6/21/07	3 Month LIBOR	4.00%	(2,670)
Lehman Brothers	1,000	12/15/10	4.00%	3 Month LIBOR	15,337
					$96,493

LIBOR — London Interbank Offered Rate

3

(3) Forward foreign currency contracts outstanding at July 31, 2005:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2005	Unrealized Appreciation (Depreciation)
Purchased:
Japanese Yen settling 8/12/05	$181,236	$178,662	$(2,574)
Japanese Yen settling 8/12/05	62,432	62,532	100
Japanese Yen settling 8/12/05	216,992	214,394	(2,598)
Slovakian Koruna settling 9/26/05	9,333	9,178	(155)
			$(5,227)
Sold:
Euro Currency settling 8/25/05	$958,030	$967,867	$(9,837)
Euro Currency settling 8/25/05	980,362	980,026	336
			$(9,501)
			$(14,728)

(4)

Futures contracts outstanding at July 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciaiton (Depreciation)
Long: U.S. Treasury Notes 5 yr Future	$8,300	9/21/2005	$(37,405)
U.S. Treasury Bond Future	200	9/21/2005	(6,107)
Short: U.S. Treasury Notes 10 yr Future	(1,600)	9/21/2005	18,751
			$(24,761)

4

Allianz Dresdner Daily Asset Fund

SCHEDULE OF INVESTMENTS — July 31, 2005 (unaudited)

Principal Amount (000)		Value*
Corporate Notes—48.1%
$10,000	Bank One NA, 3.41%, 8/3/05, FRN	$10,000,101
35,000	Beta Finance, Inc., 3.35%, 4/3/06, FRN (a)	34,998,832
20,000	BMW US Capital LLC, 3.36%, 4/18/06, FRN (a)	20,000,000
35,000	CC USA, Inc., 3.35%, 4/7/06, FRN (a)	34,998,806
20,000	CIT Group, Inc., 3.26%, 5/12/06, FRN	20,000,000
25,000	Countrywide Financial Corp., 3.51%, 3/21/06, Ser. A, FRN	25,000,000
31,000	Credit Suisse First Boston Corp., 3.44%, 2/27/06, FRN	31,010,973
35,000	Dorada Finance, Inc., 3.35%, 4/4/06, FRN (a)	34,998,820
8,000	Merrill Lynch & Co., Inc., 3.67%, 3/7/06, Ser. B, FRN	8,015,171
10,000	Morgan Stanley, 3.33%, 2/3/06, FRN	10,000,000
14,000	Northern Rock plc, 3.35%, 2/3/06, FRN (a)	14,000,000
1,350	Salomon Smith Barney Holdings, 3.86%, 1/27/06, Ser. K, FRN	1,351,216
	Sigma Finance, Inc.,
20,000	3.32%, 3/6/06, FRN (a)	19,997,513
20,000	3.45%, 1/27/06, FRN (a)	20,007,584
5,750	SouthTrust Bank, 3.35%, 12/14/05, FRN	5,749,399
30,000	Tango Finance Corp., 3.43%, 1/11/06	30,011,865
	Total Corporate Notes (cost—$320,140,280)	320,140,280
Master Notes—15.7%
35,000	Bank of America, Inc., 3.39%, 8/1/05, FRN	35,000,000
40,000	Bear Stearns Co, Inc., 3.46%, 8/1/05, FRN	40,000,000
30,000	Citigroup, Inc. 3.38%, 8/1/05, FRN	30,000,000
	Total Master Notes (cost—$105,000,000)	105,000,000
Commercial Paper—12.8%
22,000	Davis Square Funding III Ltd, 3.23%, 8/5/05	21,991,696
15,000	Morgan Stanley, 3.38%, 12/6/05	15,000,524
30,000	Park Granada LLC, 3.30%, 8/1/05	30,000,000
18,000	Skandinan Enskilda Banken AG, 3.40%, 1/20/06	18,000,000
	Total Commercial Paper (cost—$84,992,220)	84,992,220
Time Deposits—12.0%
30,000	Fortis Bank Grand Cayman, 3.32%, 8/1/05	30,000,000
30,000	ING Belgium SA, 3.32%, 8/1/05	30,000,000
20,231	SunTrust Bank, 3.28%, 8/1/05	20,230,554
	Total Time Deposits (cost—$80,230,554)	80,230,554
Certificates of Deposit—8.3%
35,000	Goldman Sachs Group, Inc., 3.43%, 8/2/05-9/27/05	35,000,000
20,000	Lakeside Funding LLC, 3.38%, 8/8/05	20,000,000
	Total Certificates of Deposit (cost—$55,000,000)	55,000,000
Asset-Backed Securities—3.1%
10,000	Cheyne High Grade ABS CDO, Ltd., 3.25%, 11/10/05, FRN (a)	10,000,000
781	GE Commercial Equipment Financing LLC, 3.39%, 11/20/05, FRN	781,188
10,000	Whitehawk CDO Funding Ltd., 3.44%, 6/15/06, FRN (a)	10,000,000
	Total Asset-Backed Securities (cost—$20,781,188)	20,781,188
Repurchase Agreement—0.0%
50	State Street Bank Corp., dated 7/29/05, 2.90%, due 8/1/05, proceeds of $50,012; collateralized by Federal Home Loan Mortgage Corp., 2.875%, 9/15/05, valued at $55,525 with accrued interest. (cost—$50,000)	50,000
	Total Investments (cost—$666,194,242)—100.0%	666,194,242
	Liabilities in excess of other assets—(0.0)%	(220,256)
	Net Assets—100.0%	$665,973,986

Notes to Schedule of Investments:

*

The Fund value its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

(a)

144A Security — Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, typically only to qualified institutional buyers.

Glossary:

ABS

— Asset-Backed Securities.

CDO

— Collateralized Debt Obligation.

FRN

—

Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31,  2005.

Item 2.    Controls and Procedures

(a)    The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)    Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2005